Discontinued Operations and Other Divestitures - Results of Discontinued Operations on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of discontinued operations	$ 131.1	$ 485.8
Total liabilities of discontinued operations	16.5	6.0
Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories	9.4
Property, plant, and equipment, net	40.9
Goodwill	5.7
Intangible assets	9.4
Valuation allowance	(41.1)
Total assets of discontinued operations	24.3
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories	41.6	248.2
Prepaid expenses and other assets	0.0	8.2
Property, plant, and equipment, net	64.4	132.1
Operating lease right-of-use assets	7.5	0.0
Goodwill	53.5	53.5
Intangible assets	38.6	43.8
Valuation allowance	(74.5)	0.0
Total assets of discontinued operations	131.1	485.8
Accrued expenses and other liabilities	8.3	6.0
Operating lease liabilities	8.2	0.0
Total liabilities of discontinued operations	$ 16.5	$ 6.0